Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 83.2%
24,131	iShares 0-5 Year High Yield Corporate Bond ETF	$1,127,159
5,358	iShares 7-10 Year Treasury Bond ETF	571,538
4,289	iShares JP Morgan USD Emerging Markets Bond ETF	472,047
18,166	iShares Preferred & Income Securities ETF	663,967
70,660	iShares Short Maturity Bond ETF	3,549,959
13,234	iShares Short-Term National Muni Bond ETF	1,402,804
	TOTAL DEBT FUNDS (Cost - $7,655,916)	7,787,474

	EQUITY FUNDS - 12.1%
10,457	iShares Core Dividend Growth ETF	384,295
2,206	iShares Edge MSCI USA Quality Factor ETF	195,341
8,967	iShares International Select Dividend ETF	276,722
6,406	iShares Mortgage Real Estate ETF	277,636
	TOTAL EQUITY FUNDS (Cost - $1,108,486)	1,133,994

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,764,402)	8,921,468

	EXCHANGE TRADED NOTES - 3.0%
	EQUITY FUND - 3.0%
11,008	JPMorgan Alerian MLP Index ETN	280,814
	TOTAL EXCHANGE TRADED NOTES (Cost - $278,181)	280,814

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUNDS - 4.0%
2,326	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.27% *	2,326
1,533	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.30% *	1,533
353,448	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% *	353,448
13,665	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 2.04% *	13,665
	TOTAL SHORT-TERM INVESTMENTS (Cost - $370,972)	370,972

	TOTAL INVESTMENTS - 102.3% (Cost - $9,413,555)	$9,573,254
	LIABILITIES IN EXCCESS OF OTHER ASSETS - (2.3) %	(217,441)
	NET ASSETS - 100.0%	$9,355,813

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	MLP - Master Limited Partnership
	MSCI - Morgan Stanley Capital International
*	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 75.1%
	DEBT FUNDS - 75.1%
146,815	iShares 1-3 Year Treasury Bond ETF	$12,350,078
123,057	Schwab Short-Term U.S. Treasury ETF	6,176,231
102,185	Vanguard Short-Term Treasury ETF	6,174,017
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,478,364)	24,700,326

	SHORT-TERM INVESTMENTS - 25.1%
	MONEY MARKET FUNDS - 25.1%
2,000,531	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.27% *	2,000,531
2,000,550	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.30% *	2,000,550
2,236,547	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% *	2,236,547
2,000,496	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 2.04% *	2,000,496
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,238,124)	8,238,124

	TOTAL INVESTMENTS - 100.2% (Cost - $32,716,488)	$32,938,450
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(60,003)
	NET ASSETS - 100.0%	$32,878,447

	ETF - Exchange Traded Funds
*	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 99.1%
	AEROSPACE / DEFENSE - 3.8%
3,647	Boeing Co.	$1,391,039
3,555	TransDigm Group, Inc.*	1,613,934
		3,004,973
	BEVERAGES - 1.8%
25,243	Monster Beverage Corp.*	1,377,763

	BIOTECHNOLOGY - 4.1%
18,736	Incyte Corp.*	1,611,483
3,844	Regeneron Pharmaceuticals, Inc.*	1,578,423
		3,189,906
	BUILDING MATERIALS - 1.9%
38,880	Masco Corp.	1,528,373

	CHEMICALS - 4.1%
8,443	Air Products & Chemicals, Inc.	1,612,275
9,142	Linde PLC	1,608,352
		3,220,627
	COMMERCIAL SERVICES - 4.1%
6,722	FleetCor Technologies, Inc.*	1,657,578
11,731	Global Payments, Inc.	1,601,516
		3,259,094
	COSMETICS / PERSONAL CARE - 4.1%
139,387	Coty, Inc.	1,602,952
9,779	Estee Lauder Cos, Inc.	1,618,913
		3,221,865
	DISTRIBUTION / WHOLESALE - 2.0%
26,280	Copart, Inc.*	1,592,305

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
48,910	Synchrony Financial	1,560,229

	ELECTRIC - 7.9%
85,962	AES Corp.	1,554,193
50,928	CenterPoint Energy, Inc.	1,563,490
16,552	Entergy Corp.	1,582,868
37,314	FirstEnergy Corp.	1,552,636
		6,253,187
	ELECTRONICS - 6.1%
18,481	Garmin Ltd.	1,595,834
18,163	Keysight Technologies, Inc.*	1,583,814
6,389	Waters Corp.*	1,608,175
		4,787,823
	FOOD - 4.2%
32,352	General Mills, Inc.	1,674,216
33,029	Mondelez International, Inc.	1,648,808
		3,323,024
	HEALTHCARE-PRODUCTS - 4.0%
12,161	Danaher Corp.	1,605,495
31,463	DENTSPLY SIRONA, Inc.	1,560,250
		3,165,745
	HOME FURNISHINGS - 1.9%
34,566	Leggett & Platt, Inc.	1,459,378

	HOUSEHOLD PRODUCTS / WARES - 2.0%
14,117	Avery Dennison Corp.	1,595,221

	INSURANCE - 6.0%
31,992	Hartford Financial Services Group, Inc.	1,590,642
21,224	Progressive Corp.	1,530,038
9,115	Willis Towers Watson PLC	1,601,050
		4,721,730
	INTERNET - 5.9%
42,691	eBay, Inc.	1,585,544
9,089	Facebook, Inc.*	1,515,045
4,411	Netflix, Inc.*	1,572,786
		4,673,375
	MEDIA - 2.0%
4,535	Charter Communications, Inc.*	1,573,237

	MISCELLANEOUS MANUFACTURING - 2.0%
161,276	General Electric Co.	1,611,147

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 99.1% (Continued)
	OIL AND GAS- 4.4%
57,615	Devon Energy Corp.	$1,818,329
27,936	Hess Corp.	1,682,585
		3,500,914
	OIL AND GAS SERVICES - 2.1%
59,886	Baker Hughes a GE Co.	1,660,040

	PACKAGING AND CONTAINERS- 4.0%
27,783	Ball Corp.	1,607,524
34,003	Sealed Air Corp.	1,566,178
		3,173,702
	PIPELINES - 4.1%
78,043	Kinder Morgan, Inc.	1,561,640
56,935	Williams Cos, Inc.	1,635,173
		3,196,813
	RETAIL - 4.3%
1,634	AutoZone, Inc.*	1,673,412
2,456	Chipotle Mexican Grill, Inc.*	1,744,521
		3,417,933
	SEMICONDUCTORS - 2.1%
12,835	Xilinx, Inc.	1,627,350

	SOFTWARE - 6.2%
25,732	Cadence Design Systems, Inc.*	1,634,239
15,144	Electronic Arts, Inc.*	1,539,085
8,409	MSCI, Inc.	1,672,046
		4,845,370
	WATER - 2.0%
14,936	American Water Works Co., Inc.	1,557,227

	TOTAL COMMON STOCK (Cost - $76,512,921)	78,098,351

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
736,674	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.32% **	736,674
	TOTAL SHORT-TERM INVESTMENTS (Cost - $736,674)

	TOTAL INVESTMENTS - 100.0% (Cost - $77,249,595)	$78,835,025
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(38,759)
	NET ASSETS - 100.0%	$78,796,266

	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2019.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the fund's investments carried at fair value:

Power Income VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,921,468	$-	$-	$8,921,468
Exchange Traded Notes	280,814	-	-	280,814
Money Market Funds	370,972	-	-	370,972
Total	$9,573,254	$-	$-	$9,573,254

Power Dividend Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,700,326	$-	$-	$24,700,326
Money Market Funds	8,238,124	-	-	8,238,124
Total	$32,938,450	$-	$-	$32,938,450

Power Momentum Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	78,098,351	-	-	78,098,351
Money Market Fund	736,674	-	-	736,674
Total	$78,835,025	$-	$-	$78,835,025

The Funds did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income VIT Fund	$9,413,555	$161,492	$(1,793)	$159,699
Power Dividend Index VIT Fund	32,716,488	221,962	-	221,962
Power Momentum Index VIT Fund	77,280,945	1,958,973	(404,893)	1,554,080